Cover	Apr. 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2021
Entity File Number	000-50400
Entity Registrant Name	SELECT BANCORP, INC.
Entity Central Index Key	0001263762
Entity Tax Identification Number	20-0218264
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	700 W. Cumberland Street
Entity Address, City or Town	Dunn
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28334
City Area Code	910
Local Phone Number	892-7080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	SLCT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false